Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.67%
Agricultural & Farm Machinery–2.34%
AGCO Corp.	437,594	$33,694,738
Asset Management & Custody Banks–1.18%
Affiliated Managers Group, Inc.	198,600	17,037,894
Auto Parts & Equipment–6.97%
Dana, Inc.	2,006,240	33,524,270
Delphi Technologies PLC	2,248,559	42,137,996
Motorcar Parts of America, Inc.(b)	788,109	14,091,389
Visteon Corp.(b)	161,600	10,646,208
		100,399,863
Building Products–8.65%
Builders FirstSource, Inc.(b)	2,222,912	38,189,628
JELD-WEN Holding, Inc.(b)	1,090,600	23,895,046
Masco Corp.	21,351	870,481
Masonite International Corp.(b)	349,900	18,649,670
Owens Corning	741,300	42,995,400
		124,600,225
Construction & Engineering–7.22%
AECOM(b)	1,447,599	52,041,184
Fluor Corp.	831,200	27,022,312
Valmont Industries, Inc.	182,000	25,043,200
		104,106,696
Construction Machinery & Heavy Trucks–1.60%
REV Group, Inc.	1,577,769	22,988,094
Consumer Finance–1.02%
SLM Corp.	1,619,400	14,752,734
Distributors–2.24%
LKQ Corp.(b)	1,199,500	32,302,535
Diversified Chemicals–3.57%
Chemours Co. (The)	1,120,804	21,373,732
Huntsman Corp.	1,463,300	30,070,815
		51,444,547
Diversified Metals & Mining–0.00%
Ferroglobe Representation & Warranty Insurance Trust(b)(c)	1,203,948	0
Electronic Manufacturing Services–2.89%
Flex Ltd.(b)	3,730,939	41,599,970
Environmental & Facilities Services–3.24%
Stericycle, Inc.(b)	679,940	31,250,042
Team, Inc.(b)	931,007	15,417,476
		46,667,518
Shares		Value
Health Care Distributors–1.32%
McKesson Corp.	136,400	$18,952,780
Health Care Equipment–0.06%
Invacare Corp.	152,300	814,805
Health Care Facilities–2.81%
Brookdale Senior Living, Inc.(b)	4,426,803	34,484,795
Capital Senior Living Corp.(b)	993,100	5,303,154
Hanger, Inc.(b)	40,300	695,175
		40,483,124
Home Furnishings–0.56%
Ethan Allen Interiors, Inc.	392,900	8,085,882
Homebuilding–0.94%
TopBuild Corp.(b)	167,400	13,581,162
Household Products–4.93%
Energizer Holdings, Inc.	1,126,600	47,407,328
Spectrum Brands Holdings, Inc.(b)	472,844	23,694,213
		71,101,541
Human Resource & Employment Services–0.09%
ManpowerGroup, Inc.	7,933	724,680
TrueBlue, Inc.(b)	31,554	623,823
		1,348,503
Industrial Conglomerates–2.15%
Carlisle Cos., Inc.	214,900	30,990,729
Industrial Machinery–1.49%
Timken Co. (The)	469,300	21,451,703
Investment Banking & Brokerage–0.84%
Greenhill & Co., Inc.	30,222	501,685
Stifel Financial Corp.	195,100	11,668,931
		12,170,616
Life & Health Insurance–2.63%
CNO Financial Group, Inc.	2,241,318	37,900,687
Metal & Glass Containers–2.97%
Crown Holdings, Inc.(b)	667,800	42,745,878
Oil & Gas Equipment & Services–2.10%
C&J Energy Services, Inc.(b)	731,300	8,000,422
Forum Energy Technologies, Inc.(b)	1,553,300	4,069,646
Helix Energy Solutions Group, Inc.(b)	2,080,800	18,227,808
		30,297,876
Oil & Gas Exploration & Production–4.44%
Noble Energy, Inc.	732,800	16,180,224
Northern Oil and Gas, Inc.(b)	5,126,398	8,304,765
Parsley Energy, Inc., Class A(b)	1,827,900	30,324,861

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
QEP Resources, Inc.(b)	1,860,700	$9,210,465
		64,020,315
Paper Packaging–2.98%
Sealed Air Corp.	1,028,000	42,960,120
Pharmaceuticals–2.25%
Mylan N.V.(b)	1,550,200	32,399,180
Regional Banks–2.50%
First Horizon National Corp.	2,198,867	36,061,419
Research & Consulting Services–0.91%
Huron Consulting Group, Inc.(b)	13,481	821,937
Resources Connection, Inc.	696,897	12,265,387
		13,087,324
Semiconductor Equipment–1.98%
Kulicke & Soffa Industries, Inc. (Singapore)	1,260,200	28,518,326
Specialty Chemicals–1.70%
Flotek Industries, Inc.(b)	2,176,500	6,681,855
Kraton Corp.(b)	580,007	17,788,815
		24,470,670
Steel–5.12%
Allegheny Technologies, Inc.(b)	1,313,516	28,595,243
Carpenter Technology Corp.	1,003,904	45,185,719
		73,780,962
Shares		Value
Thrifts & Mortgage Finance–6.84%
Axos Financial, Inc.(b)	907,312	$26,593,315
MGIC Investment Corp.(b)	2,937,413	37,745,757
Radian Group, Inc.	1,501,386	34,231,601
		98,570,673
Trading Companies & Distributors–5.14%
Beacon Roofing Supply, Inc.(b)	658,137	23,844,304
BMC Stock Holdings, Inc.(b)	520,795	11,014,814
DXP Enterprises, Inc.(b)	203,400	6,905,430
WESCO International, Inc.(b)	635,900	32,265,566
		74,030,114
Total Common Stocks & Other Equity Interests (Cost $1,438,279,907)		1,407,419,203
Money Market Funds–2.56%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)	12,900,246	12,900,246
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)	9,213,497	9,217,182
Invesco Treasury Portfolio, Institutional Class, 2.15%(d)	14,743,139	14,743,139
Total Money Market Funds (Cost $36,857,827)		36,860,567
TOTAL INVESTMENTS IN SECURITIES–100.23% (Cost $1,475,137,734)		1,444,279,770
OTHER ASSETS LESS LIABILITIES–(0.23)%		(3,326,692)
NET ASSETS–100.00%		$1,440,953,078
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,407,419,203	$—	$0	$1,407,419,203
Money Market Funds	36,860,567	—	—	36,860,567
Total Investments	$1,444,279,770	$—	$0	$1,444,279,770
Invesco Small Cap Value Fund